As filed with the Securities and Exchange Commission on October 19, 2015.

Registrations Nos. 333-168027

811-09203

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 13	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 328	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY

(Name of Depositor)

700 Newport Center Drive

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943

(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage

Assistant Vice President

Pacific Life & Annuity Company

700 Newport Center Drive

Newport Beach, California 92660

(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on October 20, 2015, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on , pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: Interests in the Separate Account under Pacific Journey Select individual flexible premium deferred variable annuity contracts.

Filing fee: None

Prospectus

(Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0001193125-15-132722 filed on April 16, 2015, and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0001193125-15-132722 filed on April 16, 2015, and incorporated by reference herein.)

Supplement dated October 20, 2015 to the Prospectus dated May 1, 2015 for the Pacific Journey Select

(Offered before October 1, 2013) variable annuity contract issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in the Contract Prospectus unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life & Annuity Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This supplement must be preceded or accompanied by the Contract Prospectus dated May 1, 2015, as supplemented. Please retain it for future reference.

All changes in this supplement will occur October 30, 2015, unless otherwise noted below.

Starting October 26, 2015, the address used for overnight delivery will change to the following:

Pacific Life & Annuity Company

6750 Mercy Road, 4th Floor, RSD

Omaha, Nebraska 68106

From October 26, 2015 through November 20, 2015, any correspondence (including but not limited to subsequent Purchase Payments, applications and/or other forms, written requests, or questions) mailed, In Proper Form, to the prior overnight address (1299 Farnam Street, 6th Floor, RSD, Omaha, Nebraska 68102) will be considered received as of the day of receipt and forwarded to the new address set forth above. Beginning November 21, 2015, any correspondence mailed to the prior overnight address will be forwarded to the new overnight address set forth above and will be considered received once it arrives, In Proper Form, at the new overnight address.

The following Investment Options will be available:

AMERICAN FUNDS INSURANCE SERIES®	INVESTMENT GOAL	MANAGER
American Funds® IS Asset Allocation FundSM Class 4	Provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Management CompanySM
American Funds® IS Blue Chip Income and Growth FundSM Class 4	Produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Management CompanySM
American Funds® IS Bond FundSM Class 4	Provide as high a level of current income as is consistent with the preservation of capital.	Capital Research and Management CompanySM
American Funds® IS Global Balanced FundSM Class 4	Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.	Capital Research and Management CompanySM
American Funds® IS Global Bond FundSM Class 4	Provide you, over the long term, with a high level of total return consistent with prudent investment management.	Capital Research and Management CompanySM
American Funds® IS Global Growth and Income FundSM Class 4	Provide you with long-term growth of capital while providing current income.	Capital Research and Management CompanySM
American Funds® IS Global Small Capitalization FundSM Class 4	Provide you with long-term growth of capital.	Capital Research and Management CompanySM
American Funds® IS Growth FundSM Class 4	Provide you with growth of capital.	Capital Research and Management CompanySM
American Funds® IS Growth-Income FundSM Class 4	Provide long-term growth of capital and income.	Capital Research and Management CompanySM
American Funds® IS High-Income Bond FundSM Class 4	Provide you with a high level of current income. Its secondary investment objective is capital appreciation.	Capital Research and Management CompanySM

FIRST TRUST VARIABLE INSURANCE TRUST	INVESTMENT GOAL	MANAGER
First Trust Dorsey Wright Tactical Core Portfolio Class I	Seeks to provide total return.	First Trust Advisors L.P.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST	INVESTMENT GOAL	MANAGER
ClearBridge Variable Aggressive Growth Portfolio – Class II	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST	INVESTMENT GOAL	MANAGER
Neuberger Berman AMT Absolute Return Multi-Manager Portfolio Class S	Seeks capital appreciation with an emphasis on absolute (i.e., positive) returns.	Neuberger Berman Management LLC

OPPENHEIMER VARIABLE ACCOUNT FUNDS	INVESTMENT GOAL	MANAGER
Oppenheimer Global Fund/VA Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER
Diversified Alternatives Portfolio	Seeks to provide total return.	Pacific Life Fund Advisors LLC

For more information on the new Fund portfolios, including a discussion of the investment techniques, charges and expenses, and risks associated with each portfolio’s investments, see the applicable Fund prospectus. You can obtain an applicable Fund prospectus by contacting your financial advisor or online at www.PacificLife.com.

The Subadviser for the Pacific Select Fund Small-Cap Value Portfolio will be changed to the following:

AllianceBernstein L.P.

Effective October 1, 2015, the Adviser for the Fidelity VIP FundsManager® 60% Portfolio (Service Class 2) changed to the following:

Fidelity Management & Research Co., Inc.

The term Fund under the TERMS USED IN THIS PROSPECTUS section is amended to include the following:

Legg Mason Partners Variable Equity Trust, Neuberger Berman Advisers Management Trust, and Oppenheimer Variable Account Funds.

The second and third bullets of the Transferring Among Investment Options subsection of the OVERVIEW section and the Transfers and Market-timing Restrictions subsection of the HOW YOUR PURCHASE PAYMENTS ARE ALLOCATED section are replaced with the following:

•	Only 2 transfers in any calendar month may involve any of the following Investment Options: American Funds IS Capital Income Builder Fund, American Funds IS Global Balanced Fund, American Funds IS Global Bond Fund, American Funds IS Global Growth Fund, American Funds IS Global Growth and Income Fund, American Funds IS Global Small Capitalization Fund, American Funds IS International Fund, American Funds IS International Growth and Income Fund, American Funds IS New World Fund, Invesco V.I. Balanced-Risk Allocation Fund, BlackRock Global Allocation V.I. Fund, GE Investments Total Return Fund, International Value Portfolio, International Small-Cap Portfolio, International Large-Cap Portfolio, Emerging Markets Portfolio, Emerging Markets Debt Portfolio, First Trust/Dow Jones Dividend & Income Allocation Portfolio, Fidelity VIP FundsManager 60% Portfolio, Franklin Mutual Global Discovery VIP Fund, Templeton Global Bond VIP Fund, Ivy Funds VIP Energy, Lord Abbett International Core Equity Portfolio, Lord Abbett Total Return Portfolio, Oppenheimer Global Fund/VA or Oppenheimer International Growth Fund/VA.

•	Only 2 transfers into or out of each American Funds IS Asset Allocation Fund, American Funds IS Blue Chip Income and Growth Fund, American Funds IS Bond Fund, American Funds IS Growth Fund, American Funds IS Growth-Income Fund, American Funds IS High-Income Bond Fund, American Funds IS Managed Risk Allocation Fund, American Funds IS U.S. Government/AAA-Rated Securities Fund, Global Absolute Return Portfolio, Currency Strategies Portfolio, Lord Abbett Bond Debenture Portfolio, MFS Utilities Series, PIMCO CommodityRealReturn Strategy Portfolio, or Van Eck Global Hard Assets Fund Investment Option may occur in any calendar month.

2

The table in the Total Annual Fund Operating Expenses subsection of the OVERVIEW section is replaced with the following:

	Minimum	Maximum
Range of total annual portfolio operating expenses before any waivers or expense reimbursements	0.28%	8.84%
Range of total annual portfolio operating expenses after any waivers or expense reimbursements	0.28%	3.26%

To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain Portfolios of their respective Funds which may reduce the Portfolio’s expenses. The range of expenses in the first row above does not include the effect of any waiver and/or expense reimbursement arrangement. The range of expenses in the second row above includes the effect of Fund waiver and/or expense reimbursement arrangements that are in effect. The waiver and/or reimbursement arrangements vary in length. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding annual operating expenses and any waivers or reimbursements in effect for a particular Fund.

The table and footnote in the Examples subsection of the OVERVIEW section is replaced with the following:

•	If you surrendered your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$2,153	$4,794	$6,770	$11,046
Minimum*	$809	$1,094	$1,040	$2,068

•	If you annuitized your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$2,153	$4,254	$6,600	$11,046
Minimum*	$809	$554	$953	$2,068

•	If you did not surrender or annuitize, but left the money in your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$1,523	$4,254	$6,600	$11,046
Minimum*	$179	$554	$953	$2,068

* In calculating the examples above, we used the maximum and minimum total operating expenses of all the Portfolios as shown in the Fees And Expenses section of each Fund Prospectus. For more information on Contract fees and expenses, see CHARGES, FEES AND DEDUCTIONS in the Contract Prospectus, and see each Fund Prospectus. See the FINANCIAL HIGHLIGHTS (Condensed Financial Information) appendix in the Contract Prospectus for condensed financial information about the Subaccounts.

The Investment Adviser subsection under the YOUR INVESTMENT OPTIONS section is amended to include the following:

Legg Mason Partners Fund Advisor, LLC is the investment manager of the Legg Mason Partners Variable Equity Trust.

Neuberger Berman Management, LLC is the investment adviser of the Neuberger Berman Advisers Management Trust.

OppenheimerFunds, Inc. is the investment adviser of the Oppenheimer Variable Account Funds.

The following Investment Options are added as available Investment Options within the Custom Model program:

•	American Funds IS Growth Fund is added to Category B
•	American Funds IS Growth-Income Fund is added to Category B
•	American Funds IS Asset Allocation Fund is added to Category D

The following portfolio has been added as an allowable Investment Option under the Investment Allocation Requirements subsection in the OPTIONAL LIVING BENEFIT RIDERS section:

American Funds IS Asset Allocation Fund

The second paragraph of the Service Arrangements subsection under the ADDITIONAL INFORMATION section is amended to include the following:

Legg Mason Investor Services, LLC, pays us for each Legg Mason Partners Variable Equity Trust portfolio (Class II) held by our separate accounts. Neuberger Berman Management LLC pays us for each Neuberger Berman Advisers Management Trust portfolio (Class S) held by our separate accounts. OppenheimerFunds Distributor, Inc. pays us for each Oppenheimer Variable Account Funds portfolio (Service Shares) held by our separate accounts.

Form No.  NYPJSSUP1015

PART II

Part C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: None

Part B:

	(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2014 and for each of the periods presented which are incorporated by reference from the 2014 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities Statements of Operations Statements of Changes in Net Assets Notes to Financial Statements Report of Independent Registered Public Accounting Firm

	(2)	Depositor’s Financial Statements

Audited Financial Statements dated as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014, included in Part B include the following for Pacific Life & Annuity Company:

Independent Auditors’ Report Statements of Financial Condition Statements of Operations Statements of Stockholder’s Equity Statements of Cash Flows Notes to Financial Statements

(b)	Exhibits

	1.	(a) Minutes of Action of Board of Directors of PM Group Life Insurance Company (PM Group) (PL&A) dated July 1, 1998; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-11-061494, filed on June 24, 2011, and incorporated by reference herein.

	(b)	Form of Selling Agreement between Pacific Life & Annuity Company (PL&A), PSD and Various Broker-Dealers; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-06-000561, filed on April 21, 2006, and incorporated by reference herein.

4.	(a)	(1) Individual Flexible Premium Deferred Variable Annuity Contract with Four Year Withdrawal Charge Option (Form No. 10-2185-L); Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-10-087671, filed on September 21, 2010, and incorporated by reference herein.

(2) Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-2185); Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-10-087671, filed on September 21, 2010, and incorporated by reference herein.

	(b)	(1) Qualified Retirement Plan Rider (Form No. 20-24200); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

(2) Qualified Retirement Plan Rider (Form No. 20-2269); Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-13-000810 filed on February 5, 2013 and incorporated by reference herein.

	(c)	(1) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-25200); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

(2) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-2156); Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein.

(3) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-2270); Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-13-000810 filed on February 5, 2013 and incorporated by reference herein.

	(d)	(1) Individual Retirement Annuity Rider (Form No. 20-28900); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

(2) Individual Retirement Annuity Rider (Form No. 20-2266); Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-13-000810 filed on February 5, 2013 and incorporated by reference herein.

	(e)	(1) Roth Individual Retirement Annuity Rider (Form No. 20-29000); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

(2) Roth Individual Retirement Annuity Rider (Form No. 20-2267); Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-13-000810 filed on February 5, 2013 and incorporated by reference herein.

	(f)	(1) SIMPLE Individual Retirement Annuity Rider (Form No. 20-29100); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

(2) SIMPLE Individual Retirement Annuity Rider (Form No. 20-2268); Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-13-000810 filed on February 5, 2013 and incorporated by reference herein.

	(g)	Stepped-Up Death Benefit Rider (Form No. 20-23500); Included in Registration Statement on Form N-4, File No. 333- 122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

	(h)	Guaranteed Income Annuity (GIA) Rider (Form No. 20-2118); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-05-000913, filed on October 17, 2005, and incorporated by reference herein.

	(i)	Guaranteed Protection Advantage 3 Rider (Form No. 20-2144); Included in Registrant’s Form N-4, File No. 333- 136598, Accession No. 0000892569-07-001588, filed on December 28, 2007, and incorporated by reference herein.

	(j)	Income Access Rider (Form No. 20-2104); Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein.

	(k)	Core Withdrawal Benefit Rider (Form No. 20-2162); Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-00487, filed on April 24, 2009, and incorporated by reference herein.

	(l)	Guaranteed Withdrawal Benefit IV Rider (Form No. 20-2176); Included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-09-070793, filed on December 15, 2009, and incorporated by reference herein.

	(m)	(1) DCA Plus Fixed Option Rider (Form No. 20-2103); Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000950123-09-029439, filed on August 4, 2009, and incorporated by reference herein.

(2) DCA Plus Fixed Option Rider (Form No. 20-2219); Included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0000950123-11-063393, filed on July 1, 2011, and incorporated by reference herein.

	(n)	Core Withdrawal Benefit II Rider (Form No. 20-2178); Included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein.

	(o)	Guaranteed Withdrawal Benefit V Rider — Single Life (Form No. 20-2194); Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-10-115933, filed on December 23, 2010, and incorporated by reference herein.

	(p)	Guaranteed Withdrawal Benefit V Rider — Joint Life (Form No. 20-2195); Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-10-115933, filed on December 23, 2010, and incorporated by reference herein.

	(q)	Guaranteed Withdrawal Benefit VII Rider — Single Life (Form No. 20-2204); Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-11-038243, filed on April 22, 2011, and incorporated by reference herein.

	(r)	Guaranteed Withdrawal Benefit VII Rider — Joint Life (Form No. 20-2205); Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-11-038243, filed on April 22, 2011, and incorporated by reference herein.

	(s)	Guaranteed Withdrawal Benefit XII Rider — Single Life (Form No. 20-2256); included in Registration Statement on Form N-4, File No. 333-185331, Accession No. 0000950123-12-013645 filed on December 7, 2012 and incorporated by reference herein.

	(t)	Guaranteed Withdrawal Benefit XII Rider — Joint Life (Form No. 20-2257); included in Registration Statement on Form N-4, File No. 333-185331, Accession No. 0000950123-12-013645 filed on December 7, 2012 and incorporated by reference herein.

	(u)	Guaranteed Withdrawal Benefit X Rider — Single Life (Form No. 20-2258); included in Registration Statement on Form N-4, File No. 333-168027, Accession No. 0000950123-13-002351 filed on April 18, 2013 and incorporated by reference herein.

	(v)	Guaranteed Withdrawal Benefit X Rider — Joint Life (Form No. 20-2259); included in Registration Statement on Form N-4, File No. 333-168027, Accession No. 0000950123-13-002351 filed on April 18, 2013 and incorporated by reference herein.

	(w)	Guaranteed Withdrawal Benefit XIII Rider (Form No. 20-2263); included in Registration Statement on Form N-4, File No. 333-185331, Accession No. 0000950123-12-013645 filed on December 7, 2012 and incorporated by reference herein.

	(x)	Guaranteed Minimum Accumulation Benefit Rider (Form No. 20-2254); included in Registration Statement on Form N-4, File No. 333-185331, Accession No. 0000950123-12-013645 filed on December 7, 2012 and incorporated by reference herein.

5.	(a)	Variable Annuity Application; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-10- 087671, filed on September 21, 2010, and incorporated by reference herein.

	(b)	Portfolio Optimization Enrollment/Rider Request Form (Form No. N2150-6B); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-06-000561, filed on April 21, 2006, and incorporated by reference herein.

6.	(a)	Articles of Incorporation of PM Group Life; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

	(b)	Amended and Restated Articles of Incorporation of PL&A; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

	(c)	By-laws of Pacific Life & Annuity Company; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

7.	Not applicable

8.	(a)	Pacific Select Fund Participation Agreement and Addendums thereto (to add the Strategic Value and Focused 30 Portfolios, add nine new Portfolios, and add the Equity Income and Research Portfolios); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

	(b)	Administrative Agreement Between Pacific Life & Annuity Company (PL&A) and Pacific Life Insurance Company (“Pacific Life”); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

	(c)	Fund Participation Agreement Between Pacific Life & Annuity Company, Pacific Select Distributors, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company; Included in Registration Statement on Form N-4, File No. 333-71081, Accession No. 0000892569-05-000248, filed on April 18, 2005, and incorporated by reference herein.

	(d)	Form of Exhibit B to the Pacific Select Fund Participation Agreement (to add International Small-Cap and Diversified Bond); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-06-000561, filed on April 21, 2006, and incorporated by reference herein.

	(e)	Form of AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein.

	(f)	Form of BlackRock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Fund, Inc.) Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0001193125-13-399511 filed on October 15, 2013, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0001193125-13-399511 filed on October 15, 2013, and incorporated by reference herein.

(3) Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein.

(4) Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0001193125-13-399511 filed on October 15, 2013, and incorporated by reference herein.

(5) Fifth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

	(g)	Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein.

(2) Addendum to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-11-038243, filed on April 22, 2011, and incorporated by reference herein.

(3) Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0001193125-14-147273 filed on April 17, 2014, and incorporated by reference herein.

(4) Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No 333-168027, Accession No. 0001193125-15-132722 filed on April 16, 2015, and incorporated by reference herein.

	(h)	Form of AllianceBernstein Investments, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein.

	(i)	Form of BlackRock Distributors, Inc. (formerly called FAM Distributors, Inc.) Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein.

(1) First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein.

(2) Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

(3) Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

(4) Fourth Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No 333-168027, Accession No. 0001193125-15-132722 filed on April 16, 2015, and incorporated by reference herein.

	(j)	Form of Franklin Templeton Services, LLC Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein.

(1) First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein.

(2) Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0001193125-12-503093 filed on December 14, 2012, and incorporated by reference herein.

(3) Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0001193125-12-503093 filed on December 14, 2012, and incorporated by reference herein.

(4) Fourth Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No 333-168027, Accession No. 0001193125-15-132722 filed on April 16, 2015, and incorporated by reference herein.

	(k)	Form of AIM Variable Insurance Funds Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein.

	(l)	Form of Invesco Aim Distributors, Inc. Distribution Services Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein.

	(m)	Form of Invesco Aim Advisors, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein.

	(n)	Form of GE Investments Funds, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

(3) Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

	(o)	Form of GE Investment Distributors, Inc. Distribution and Services Agreement (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein.

	(p)	Form of Van Kampen Life Investment Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein.

	(q)	Form of Van Kampen Funds, Inc. Shareholder Service Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein.

	(r)	Form of Van Kampen Asset Management Administrative Services Letter Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein.

	(s)	Form of GE Investments Funds, Inc. Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein.

(1) First Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein.

(2) Second Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

	(t)	Form of PIMCO Variable Insurance Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-11-038243, filed on April 22, 2011, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-11-038243, filed on April 22, 2011, and incorporated by reference herein.

	(u)	Form of Allianz Global Investors Distributors LLC Selling Agreement; Included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein.

	(v)	Form of PIMCO LLC Services Agreement; Included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein.

(1) First Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0001193125-12-503093 filed on December 14, 2012, and incorporated by reference herein.

(2) Second Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0001193125-14-147273 filed on April 17, 2014, and incorporated by reference herein.

	(w)	Form of MFS Variable Insurance Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333- 160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-11-038243, filed on April 22, 2011, and incorporated by reference herein.

(3) Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No 333-168027, Accession No. 0001193125-15-132722 filed on April 16, 2015, and incorporated by reference herein.

	(x)	(1) Form of MFS Variable Insurance Trust Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

(2) Form of MFS Variable Insurance Trust Administrative Services Agreement; included in Registrant’s Form N-4, File No 333-168027, Accession No. 0001193125-15-132722 filed on April 16, 2015, and incorporated by reference herein.

	(y)	Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Funds V); Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein.

	(z)	Service Contract with Fidelity Distributors Corporation; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein.

(1) Amendment to Service Contract; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein.

	(aa)	Participation Agreement with First Trust Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0001193125-14-147273 filed on April 17, 2014, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement

	(bb)	Administrative Services Agreement with First Trust Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein.

(1) First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0001193125-14-147273 filed on April 17, 2014, and incorporated by reference herein.

(2) Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

(3) Third Amendment to Administrative Services Agreement

	(cc)	Support Agreement with First Trust Advisors L.P.; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein.

(1) First Amendment to Support Agreement; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0001193125-14-147273 filed on April 17, 2014, and incorporated by reference herein.

(2) Second Amendment to Support Agreement

	(dd)	Form of American Century Investment Services, Inc. Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012.

	(ee)	Form of American Century Investment Services, Inc. Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012.

(1) First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0001193125-12-503093 filed on December 14, 2012, and incorporated by reference herein.

	(ff)	Participation Agreement with Janus Aspen Series; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0001193125-12-503093 filed on December 14, 2012, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No 333-168027, Accession No. 0001193125-15-132722 filed on April 16, 2015, and incorporated by reference herein.

	(gg)	Distribution and Shareholder Service Agreement with Janus Capital Management LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

	(hh)	Administrative Services Agreement with Janus Distributors LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

	(ii)	Form of Lord Abbett Series Fund, Inc. Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

	(jj)	Form of Lord Abbett Series Fund, Inc. Service Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

	(kk)	Form of Lord Abbett Series Fund, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

	(ll)	Form of Lord Abbett Series Fund, Inc. Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0001193125-12-503093 filed on December 14, 2012, and incorporated by reference herein.

(1) First Amendment to Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0001193125-12-503093 filed on December 14, 2012, and incorporated by reference herein.

	(mm)	Participation Agreement with Van Eck Worldwide Insurance Trust; Included in Registrant’s Form N-6, File No. 033-21754, Accession No. 0000892569-05-000254 filed on April 19, 2005, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0001193125-12-503093 filed on December 14, 2012, and incorporated by reference herein.

	(nn)	Fund Participation and Service Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0001193125-13-399511 filed on October 15, 2013, and incorporated by reference herein.

(1) First Amendment to Fund Participation and Services Agreement; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0001193125-14-147273 filed on April 17, 2014, and incorporated by reference herein.

(2) Second Amendment to Fund Participation and Service Agreement; included in Registrant’s Form N-4, File No 333-168027, Accession No. 0001193125-15-132722 filed on April 16, 2015, and incorporated by reference herein.

(3) Third Amendment to Fund Participation and Service Agreement

	(oo)	Business Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0001193125-13-399511 filed on October 15, 2013, and incorporated by reference herein.

	(pp)	Participation Agreement with Ivy Funds Variable Insurance Portfolios; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0001193125-14-147273 filed on April 17, 2014, and incorporated by reference herein.

	(qq)	Exhibit B to the Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

	(rr)	Distribution Fee Agreement with JPMorgan Insurance Trust; included in Registrant’s Form N-4, File No 333-168027, Accession No. 0001193125-15-132722 filed on April 16, 2015, and incorporated by reference herein.

	(ss)	Fund Participation Agreement with JPMorgan Insurance Trust; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-05-000582, filed on August 3, 2005, and incorporated by reference herein.

(1) First Amendment to Fund Participation Agreement; included in Registrant’s Form N-4, File No 333-168027, Accession No. 0001193125-15-132722 filed on April 16, 2015, and incorporated by reference herein.

	(tt)	Supplemental Payment Agreement with JPMorgan Insurance Trust; included in Registrant’s Form N-4, File No 333-168027, Accession No. 0001193125-15-132722 filed on April 16, 2015, and incorporated by reference herein.

(1) First Amendment to the Supplemental Payment Agreement; included in Registrant’s Form N-4, File No 333-168027, Accession No. 0001193125-15-132722 filed on April 16, 2015, and incorporated by reference herein.

(2) Second Amendment to the Supplemental Payment Agreement; included in Registrant’s Form N-4, File No 333-168027, Accession No. 0001193125-15-132722 filed on April 16, 2015, and incorporated by reference herein.

(3) Third Amendment to Supplemental Payment Agreement

	(uu)	Distribution and Marketing Support Agreement (Amended and Restated) with BlackRock Variable Series Fund, Inc.; included in Registrant’s Form N-4, File No 333-168027, Accession No. 0001193125-15-132722 filed on April 16, 2015, and incorporated by reference herein.

	(vv)	Participation Agreement with Legg Mason Partners III; Filed as Exhibit 8(p) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

	(ww)	Service Agreement with Legg Mason Investor Services, LLC; Filed as Exhibit 8(q) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

(1) First Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

(2) Second Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

(3) Third Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-304372 filed August 27, 2015, and incorporated by reference herein.

	(xx)	Participation Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2013, File No. 333-153085, Accession Number 0000950123-13-002386.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-304372 filed August 27, 2015, and incorporated by reference herein.

	(yy)	Administrative Services Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2013, File No. 333-153085, Accession Number 0000950123-13-002386.

	(zz)	Distribution and Administrative Services Agreement (Amended and Restated) with Neuberger Berman; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-304372 filed August 27, 2015, and incorporated by reference herein.

	(aaa)	Revenue Sharing Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on December 13, 2013, File No. 333-153085, Accession Number 0001193125-13-473131.

	(bbb)	Participation Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on December 13, 2013, File No. 333-153085, Accession Number 0001193125-13-473131.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement

	(ccc)	Revenue Sharing Agreement with Oppenheimer (Amended and Restated)

9.	Opinion and Consent of legal officer of Pacific Life & Annuity Company as to the legality of Contracts being registered; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-10-064321, filed on July 8, 2010, and incorporated by reference herein.

10.	Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors; included in Registrant’s Form N-4, File No 333-168027, Accession No. 0001193125-15-132722 filed on April 16, 2015, and incorporated by reference herein.

11.	Not applicable

12.	Not applicable

13.	Powers of Attorney; Included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-13-000810 filed on February 5, 2013 and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life & Annuity Company

Name and Address	Positions and Offices with Pacific Life & Annuity Company
James T. Morris	Director, Chairman and Chief Executive Officer

Khanh T. Tran	Director, President and Chief Investment Officer

Adrian S. Griggs	Executive Vice President and Chief Financial Officer

Sharon A. Cheever	Director, Senior Vice President and General Counsel

Jane M. Guon	Director, Vice President and Secretary

Edward R. Byrd	Senior Vice President and Chief Accounting Officer

Brian D. Klemens	Vice President and Controller

Dewey P. Bushaw	Executive Vice President

Joseph W. Krum	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive

Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life & Annuity Company or Separate Account A

The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED

ENTERPRISES LEGAL STRUCTURE

Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a Nebraska Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

Item 27. Number of Contractholders

Pacific Journey Select—Approximately	27	Qualified
	97	Non Qualified

Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willfull misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b)	The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life & Annuity Company and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life & Annuity Company and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life & Annuity Company and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b)(i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life & Annuity Company or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life & Annuity Company or PSD or that, although previously approved in writing by Pacific Life & Annuity Company or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

Item 29. Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, COLI IV Separate Account, COLI V Separate Account, COLI VI Separate Account, COLI X Separate Account, COLI XI Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Separate Account I of Pacific Life Insurance Company, Separate Account I of Pacific Life & Annuity Company.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life Insurance Company at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

(b) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company and the sponsoring insurance company of the Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 19th day of October, 2015.

SEPARATE ACCOUNT A (Registrant)

By:	PACIFIC LIFE & ANNUITY COMPANY

By:
James T. Morris*
Director, Chairman and Chief Executive Officer

By:	PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

By:
James T. Morris*
Director, Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 13 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Director, Chairman and Chief Executive Officer	October 19, 2015
James T. Morris*

	Director, President and Chief Investment Officer	October 19, 2015
Khanh T. Tran*

	Executive Vice President and Chief Financial Officer	October 19, 2015
Adrian S. Griggs*

	Director, Senior Vice President and General Counsel	October 19, 2015
Sharon A. Cheever*

	Director, Vice President and Secretary	October 19, 2015
Jane M. Guon*

	Senior Vice President and Chief Accounting Officer	October 19, 2015
Edward R. Byrd*

	Vice President and Controller	October 19, 2015
Brian D. Klemens*

	Executive Vice President	October 19, 2015
Dewey P. Bushaw*

	Vice President and Treasurer	October 19, 2015
Joseph W. Krum*

*By:	/s/ SHARON A. CHEEVER	October 19, 2015
Sharon A. Cheever
as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 6 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-168027, Accession No. 0000950123-13-000810, filed on February 5, 2013, as Exhibit 13.)